Related Party Disclosures	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Disclosures
9.	Related Party Disclosures

Transactions with Genting HK and Apollo

In December 2018, as part of a public equity offering of NCLH’s ordinary shares owned by Apollo and Genting HK, NCLH repurchased 1,683,168 of its ordinary shares sold in the offering for approximately $85.0 million pursuant to its Repurchase Program.

In March 2018, as part of a public equity offering of NCLH’s ordinary shares owned by Apollo and Genting HK, NCLH repurchased 4,722,312 of its ordinary shares sold in the offering for approximately $263.5 million pursuant to its then existing share repurchase program.